Bank loans: Additional information (Details) $ in Thousands							1 Months Ended	12 Months Ended
	Dec. 30, 2020 USD ($)	Sep. 11, 2020 COP ($)	Jun. 29, 2020 MXN ($)	Oct. 19, 2017 MXN ($)	Jun. 02, 2015 COP ($)	Jun. 02, 2015 MXN ($)	Oct. 31, 2017 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 COP ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 30, 2020 MXN ($)	Sep. 11, 2020 MXN ($)	Apr. 01, 2020	Dec. 18, 2015 USD ($)	Dec. 18, 2015 MXN ($)
Bank loans:
Increase (decrease) in fair value measurement, liabilities				$ 605,382					$ 535,125,402	$ 3,408,442
Bank loans paid					$ 440,000,000,000	$ 2,897,404		$ 243,998		$ 152,047	$ 3,090,124
Proceeds from borrowings, classified as financing activities								$ 306,241
Borrowings, adjustment to interest rate basis								1.25%	1.25%	1.25%
Mexico
Bank loans:
Borrowings, adjustment to interest rate basis								7.00%
Colombia (Airplan)
Bank loans:
Borrowings, Term		1 year
BBVA Bancomer, S. A.
Bank loans:
Notional amount			$ 1,500,000
Bank loans paid							$ 2,000,000
Borrowings, interest rate basis			28-Day Interbank Equilibrium Interest Rate (28 Day TIIE)					TIIE rate of 28 days plus 1.25 points.
Borrowings, adjustment to interest rate basis			1.50%
Santandar
Bank loans:
Notional amount							$ 2,000,000
Bancolombia
Bank loans:
Notional amount		$ 11,612,000											$ 67,041
Borrowings, interest rate basis		DTF rate plus
Borrowings, adjustment to interest rate basis		1.70%											1.70%
Borrowings, interest rate		4.43%											4.43%
Banco Popular De Puerto Rico
Bank loans:
Notional amount	$ 20,000											$ 399,010			$ 10,000	$ 239,200
Borrowings, adjustment to interest rate basis	0.50%											0.50%		0.50%
Borrowings, Term	3 years
Unused credit line (in percent)	0.15%
Banco Popular De Puerto Rico | Mexico
Bank loans:
Borrowings, Term			18 months